Property and Equipment, Net - Summary of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 34,904	$ 24,172
Less accumulated depreciation and amortization	(19,822)	(14,478)
Property and equipment, net	15,082	9,694
Property and equipment, life	1 year
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	19,604	13,848
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	3,541	2,258
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	1,982	1,087
Property and equipment, life	7 years
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	4,249	2,680
Property and equipment, life	3 years
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	5,033	3,265
Assets Not Yet Placed in Service [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 495	$ 1,034
Property and equipment, life	0 years
Minimum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	3 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	2 years
Minimum [Member] | Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	2 years
Maximum [Member] | Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	7 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	5 years
Maximum [Member] | Computer Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, life	3 years